Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,008,920,000
Total Fee Amount	415,531.85
Total Offset Amount	0
Net Fee	$ 415,531.85
Offset Table N/A	N/A